OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
OTHER RECEIVABLES
NOTE 8:-	OTHER RECEIVABLES

	Year ended December 31,
	2018	2019

Government authorities	126	228
Prepaid expenses and other	132	216
BARDA (see also Note 17b)	2,524	-
Former shareholder ( see Note 16c)	4,000	-
Related parties	58	-

	6,840	444